CONSOLIDATED BALANCE SHEETS - Parenthetical - USD ($)	Mar. 31, 2023	Mar. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Finite-Lived Intangible Assets, Accumulated Amortization	$ 44,709	$ 45,474	$ 45,474
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	75,000,000		75,000,000	75,000,000
Preferred Stock, Shares Issued	0		0	0
Preferred Stock, Shares Outstanding	0		0	0
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000		2,500,000,000	2,500,000,000
Common Stock, Shares, Issued	345,172,442		345,172,442	338,384,171
Common Stock, Shares, Outstanding	345,172,442		345,172,442	338,384,171